Financial Assets and Financial Liabilities - Sberbank Facilities - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 408,955,000,000	₽ 397,900,000,000
Finance costs including fines and penalties on overdue loans and borrowings and finance leases payments	42,052,000,000	47,610,000,000	₽ 54,240,000,000
Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	257,195,000,000	270,360,000,000
U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	54,857,000,000	102,040,000,000
Sberbank [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 25,723,000,000	26,459,000,000
Borrowings interest rate	9.30%			9.30%
Sberbank [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 23,147,000,000	₽ 14,626,000,000		$ 333,198	$ 253,927
Borrowings interest rate		9.40%			9.40%
Sberbank facilities [member]
Disclosure of detailed information about borrowings [line items]
Overdue principal amount	0	₽ 0
Overdue interest amount	0	0
Fines and penalty on overdue amount recorded in interest-bearing loans and borrowings	506,000,000	1,872,000,000
Finance costs including fines and penalties on overdue loans and borrowings and finance leases payments	₽ 0	₽ 4,000,000	₽ 2,244,000,000
Sberbank facilities [member] | Russian rubles [member] | Maturity in 2022 [member] | Key rate of Central Bank of Russia [member]
Disclosure of detailed information about borrowings [line items]
The adjustment to the basis (reference rate) used for calculation of the interest rate on borrowings	1.50%			1.50%
Sberbank facilities [member] | U.S. dollars [member] | Maturity in 2022 [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
The adjustment to the basis (reference rate) used for calculation of the interest rate on borrowings	7.00%			7.00%
Interest rate basis description	3M LIBOR